Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
BlueScope Steel Ltd.	32,921	$311,656
Coles Group Ltd.(a)	53,751	477,070
Fortescue Metals Group Ltd.	169,271	851,861
Origin Energy Ltd.	60,407	313,354
Santos Ltd.	53,848	272,507
Sonic Healthcare Ltd.	26,637	480,898
South32 Ltd.	346,785	815,243
Stockland	84,480	224,169

		3,746,758

Austria — 0.3%
OMV AG	5,399	288,919
Raiffeisen Bank International AG	9,176	244,440
voestalpine AG	8,869	284,568

		817,927

Belgium — 0.4%
Ageas	7,509	395,521
Solvay SA	3,518	422,452
UCB SA	4,506	357,128

		1,175,101

Canada — 2.9%
AltaGas Ltd.	5,412	71,653
Bausch Health Companies Inc.(a)	48,933	1,125,474
Canadian Natural Resources Ltd.	24,535	733,569
Cenovus Energy Inc.	19,668	194,165
Empire Co. Ltd., Class A, NVS	25,394	562,549
First Quantum Minerals Ltd.	46,207	486,046
George Weston Ltd.	10,582	786,885
Husky Energy Inc.	3,036	32,816
Loblaw Companies Ltd.	23,175	1,130,668
Magna International Inc.	16,702	925,861
Metro Inc.	11,080	399,480
Open Text Corp.	11,906	455,812
Power Corp. of Canada	24,897	568,937
Seven Generations Energy Ltd., Class A(a)	5,808	45,335
Teck Resources Ltd., Class B	61,345	1,444,699
Tourmaline Oil Corp.	10,429	155,288
Turquoise Hill Resources Ltd.(a)	55,754	82,893
West Fraser Timber Co. Ltd.	924	47,375

		9,249,505

Denmark — 0.7%
AP Moller — Maersk A/S, Class A	266	323,833
AP Moller — Maersk A/S, Class B, NVS	400	520,712
Carlsberg A/S, Class B	7,992	1,031,504
Danske Bank A/S	28,255	500,702

		2,376,751

Finland — 0.4%
Nokia OYJ	267,250	1,401,394

France — 10.6%
Atos SE	7,083	728,543
AXA SA	98,302	2,615,918
BNP Paribas SA	68,721	3,654,393
Carrefour SA	65,581	1,276,637
Casino Guichard Perrachon SA	12,193	498,762
Cie. de Saint-Gobain	35,155	1,435,671
Cie. Generale des Etablissements Michelin SCA	6,291	811,845
CNP Assurances	5,788	136,478

Security	Shares	Value

France (continued)
Credit Agricole SA	71,059	$973,947
Electricite de France SA	39,925	574,513
Engie SA	123,591	1,829,005
Faurecia SA	1,056	53,587
Orange SA	78,041	1,221,387
Peugeot SA	43,928	1,150,016
Renault SA	17,336	1,181,639
Rexel SA	26,385	354,245
Sanofi	96,122	8,347,531
Societe Generale SA	66,794	2,112,438
TOTAL SA	81,577	4,529,572
Valeo SA	6,897	250,203

		33,736,330

Germany — 5.8%
Aroundtown SA	63,559	514,712
Bayer AG, Registered	55,077	3,662,751
Bayerische Motoren Werke AG	18,397	1,564,870
Commerzbank AG(a)	81,514	731,919
Covestro AG(b)	10,857	593,163
Daimler AG, Registered	55,001	3,596,057
Deutsche Bank AG, Registered	208,431	1,721,316
Deutsche Lufthansa AG, Registered	35,777	862,851
Fresenius Medical Care AG & Co. KGaA	5,493	461,454
Fresenius SE & Co. KGaA	9,837	557,611
HeidelbergCement AG	9,803	791,008
Merck KGaA	6,891	732,734
METRO AG	31,838	538,781
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,774	1,193,100
ProSiebenSat.1 Media SE	6,072	95,507
Uniper SE	10,469	316,898
Volkswagen AG	2,260	403,726

		18,338,458

Hong Kong — 4.1%
CK Asset Holdings Ltd.	396,000	3,179,953
CK Hutchison Holdings Ltd.	298,500	3,135,136
Hang Lung Properties Ltd.	267,000	627,563
Jardine Matheson Holdings Ltd.	14,700	967,260
Jardine Strategic Holdings Ltd.	13,200	499,224
Kerry Properties Ltd.	66,000	281,821
NWS Holdings Ltd.	264,000	548,500
Swire Pacific Ltd., Class A	26,000	329,085
WH Group Ltd.(b)	1,493,500	1,770,407
Wharf Holdings Ltd. (The)	48,000	137,966
Wharf Real Estate Investment Co. Ltd.	167,058	1,279,754
Wheelock & Co. Ltd.	50,000	355,941

		13,112,610

Ireland — 0.1%
Bank of Ireland Group PLC	39,816	253,898

Israel — 0.9%
Bank Hapoalim BM	57,576	422,906
Bank Leumi Le-Israel BM	61,428	419,812
Mizrahi Tefahot Bank Ltd.	4,092	88,397
Teva Pharmaceutical Industries Ltd., ADR(a)	122,742	1,868,133

		2,799,248

Italy — 3.4%
Assicurazioni Generali SpA	46,500	901,548
Enel SpA	393,055	2,483,962

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Eni SpA	82,106	$1,400,303
Fiat Chrysler Automobiles NV	97,184	1,495,827
Intesa Sanpaolo SpA	455,506	1,193,005
Leonardo SpA	20,033	231,133
Mediobanca Banca di Credito Finanziario SpA	32,274	341,802
Telecom Italia SpA/Milano(a)	1,290,964	721,367
UniCredit SpA	160,227	2,214,055

		10,983,002

Japan — 36.9%
Aeon Mall Co. Ltd.	13,300	203,486
AGC Inc./Japan	13,300	451,991
Aisin Seiki Co. Ltd.	13,300	514,088
Ajinomoto Co. Inc.	26,400	424,889
Alfresa Holdings Corp.	13,800	383,488
Alps Alpine Co. Ltd.	13,300	280,270
Amada Holdings Co. Ltd.	26,600	295,197
ANA Holdings Inc.	13,200	460,800
Asahi Group Holdings Ltd.	26,400	1,144,652
Asahi Kasei Corp.	52,800	541,867
Bridgestone Corp.	13,800	545,929
Brother Industries Ltd.	26,500	519,412
Canon Inc.	66,900	1,855,480
Central Japan Railway Co.	13,200	2,832,000
Chiba Bank Ltd. (The)	26,400	137,719
Chubu Electric Power Co. Inc.	39,900	578,931
Concordia Financial Group Ltd.	77,700	301,382
Credit Saison Co. Ltd.	13,300	169,094
Dai Nippon Printing Co. Ltd.	13,500	319,152
Daicel Corp.	26,600	296,630
Dai-ichi Life Holdings Inc.	53,300	763,309
Daito Trust Construction Co. Ltd.	3,200	427,098
Daiwa House Industry Co. Ltd.	66,000	1,843,556
Daiwa Securities Group Inc.	68,000	314,494
DeNA Co. Ltd.	13,200	205,630
Denso Corp.	13,300	579,528
East Japan Railway Co.	15,800	1,484,597
Electric Power Development Co. Ltd.	13,300	308,094
FUJIFILM Holdings Corp.	40,400	1,880,436
Fujitsu Ltd.	17,200	1,256,314
Hankyu Hanshin Holdings Inc.	13,300	495,578
Hino Motors Ltd.	26,500	249,356
Hitachi Ltd.	118,800	3,934,933
Hitachi Metals Ltd.	13,300	152,972
Honda Motor Co. Ltd.	93,100	2,592,171
Idemitsu Kosan Co. Ltd.	13,200	427,259
Iida Group Holdings Co. Ltd.	13,300	224,383
Inpex Corp.	52,800	512,474
Isuzu Motors Ltd.	26,600	381,058
ITOCHU Corp.	161,000	2,891,134
J Front Retailing Co. Ltd.	13,300	161,809
Japan Airlines Co. Ltd.	13,300	445,304
Japan Post Bank Co. Ltd.	26,500	290,994
Japan Post Holdings Co. Ltd.	105,600	1,178,548
Japan Tobacco Inc.	64,900	1,501,077
JFE Holdings Inc.	66,600	1,139,151
JTEKT Corp.	26,500	340,009
JXTG Holdings Inc.	213,300	1,035,522
Kajima Corp.	39,600	584,889
Kamigumi Co. Ltd.	13,200	314,311
Kansai Electric Power Co. Inc. (The)	53,200	642,699

Security	Shares	Value

Japan (continued)
Kawasaki Heavy Industries Ltd.	13,300	$308,811
KDDI Corp.	79,600	1,815,702
Kobe Steel Ltd.	39,900	304,154
Konica Minolta Inc.	40,400	404,091
Kuraray Co. Ltd.	27,100	361,820
Kyocera Corp.	26,600	1,717,208
Kyushu Electric Power Co. Inc.	26,800	259,157
LIXIL Group Corp.	13,300	172,795
Marubeni Corp.	224,400	1,601,979
Mazda Motor Corp.	39,800	470,096
Mebuki Financial Group Inc.	96,400	244,949
Medipal Holdings Corp.	13,800	309,145
MINEBEA MITSUMI Inc.	26,400	466,963
Mitsubishi Chemical Holdings Corp.	132,800	940,898
Mitsubishi Corp.	158,400	4,346,311
Mitsubishi Electric Corp.	106,500	1,512,754
Mitsubishi Gas Chemical Co. Inc.	13,300	198,231
Mitsubishi Heavy Industries Ltd.	26,600	1,103,646
Mitsubishi Materials Corp.	13,300	344,397
Mitsubishi Tanabe Pharma Corp.	26,600	333,888
Mitsubishi UFJ Financial Group Inc.	780,500	3,853,620
Mitsubishi UFJ Lease & Finance Co. Ltd.	26,600	134,702
Mitsui & Co. Ltd.	194,900	3,139,399
Mitsui Chemicals Inc.	26,600	649,147
Mitsui OSK Lines Ltd.	13,300	336,754
Mizuho Financial Group Inc.	1,760,300	2,742,196
MS&AD Insurance Group Holdings Inc.	26,600	821,107
NEC Corp.	21,200	712,853
Nexon Co. Ltd.(a)	26,600	381,177
NH Foods Ltd.	13,200	529,778
Nikon Corp.	13,300	185,095
Nippon Electric Glass Co. Ltd.	13,200	361,481
Nippon Steel Corp.	79,200	1,408,356
Nippon Telegraph & Telephone Corp.	39,900	1,653,678
Nippon Yusen KK	13,300	226,413
Nissan Motor Co. Ltd.	156,100	1,252,024
Nomura Holdings Inc.	207,900	779,893
Nomura Real Estate Master Fund Inc.	396	579,911
NSK Ltd.	26,400	272,593
NTT DOCOMO Inc.	39,900	863,560
Obayashi Corp.	53,200	520,178
Oji Holdings Corp.	52,000	310,949
ORIX Corp.	77,700	1,096,346
Osaka Gas Co. Ltd.	13,400	247,246
Otsuka Holdings Co. Ltd.	26,700	951,491
Resona Holdings Inc.	148,700	627,110
Ricoh Co. Ltd.	67,000	675,565
Rohm Co. Ltd.	13,300	973,244
Sega Sammy Holdings Inc.	100	1,261
Seiko Epson Corp.	26,600	424,883
Sekisui House Ltd.	27,100	436,033
Seven & i Holdings Co. Ltd.	67,200	2,328,393
Shimizu Corp.	52,800	449,896
Shinsei Bank Ltd.(a)	13,300	184,140
Shizuoka Bank Ltd. (The)	26,400	201,481
SoftBank Group Corp.	26,400	2,738,963
Sompo Holdings Inc.	13,300	496,892
Subaru Corp.	26,600	649,745
SUMCO Corp.	13,200	173,037
Sumitomo Chemical Co. Ltd.	133,000	659,178

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Corp.	145,200	$2,072,237
Sumitomo Dainippon Pharma Co. Ltd.	13,300	292,570
Sumitomo Electric Industries Ltd.	39,900	528,238
Sumitomo Metal Mining Co. Ltd.	13,300	415,450
Sumitomo Mitsui Financial Group Inc.	93,100	3,361,213
Sumitomo Mitsui Trust Holdings Inc.	13,800	478,772
Sumitomo Rubber Industries Ltd.	13,300	163,242
Suzuken Co. Ltd./Aichi Japan	13,200	758,518
Suzuki Motor Corp.	13,300	604,844
Taiheiyo Cement Corp.	13,300	426,316
Taisei Corp.	13,300	582,155
TDK Corp.	13,300	1,157,145
Teijin Ltd.	13,300	227,727
Tohoku Electric Power Co. Inc.	26,600	303,795
Tokyo Electric Power Co. Holdings Inc.(a)	207,700	1,171,139
Toppan Printing Co. Ltd.	26,400	426,904
Toshiba Corp.	26,500	880,359
Tosoh Corp.	26,400	423,111
Toyo Seikan Group Holdings Ltd.	13,300	264,985
Toyo Suisan Kaisha Ltd.	13,300	505,728
Toyota Industries Corp.	13,300	752,323
Toyota Motor Corp.	105,600	6,546,963
Toyota Tsusho Corp.	13,400	442,756
West Japan Railway Co.	13,300	986,618
Yamada Denki Co. Ltd.	26,400	124,919
Yamaguchi Financial Group Inc.	13,200	97,185
Yamaha Motor Co. Ltd.	13,300	273,225

		117,330,344

Netherlands — 3.9%
Aegon NV	168,226	877,800
AerCap Holdings NV(a)	16,466	817,372
ArcelorMittal	77,887	1,687,103
EXOR NV	4,953	329,497
ING Groep NV	175,894	2,238,546
Koninklijke Ahold Delhaize NV	182,543	4,390,202
NN Group NV	20,345	885,122
NXP Semiconductors NV	9,847	1,040,040

		12,265,682

Norway — 0.5%
Equinor ASA	25,367	564,542
Mowi ASA	31,556	682,026
Norsk Hydro ASA	49,902	213,284

		1,459,852

Singapore — 1.1%
CapitaLand Ltd.	209,900	544,334
City Developments Ltd.	13,200	86,694
ComfortDelGro Corp. Ltd.	26,400	52,172
Golden Agri-Resources Ltd.	1,641,600	349,738
Keppel Corp. Ltd.	116,700	580,414
Sembcorp Industries Ltd.	105,800	206,750
Singapore Airlines Ltd.	53,200	378,325
UOL Group Ltd.	13,200	73,506
Wilmar International Ltd.	390,500	1,044,240
Yangzijiang Shipbuilding Holdings Ltd.	287,300	331,370

		3,647,543

Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	310,692	1,886,508
Banco de Sabadell SA	382,732	444,370
Banco Santander SA	783,523	3,961,524

Security	Shares	Value

Spain (continued)
Bankia SA	21,252	$58,709
CaixaBank SA	138,351	440,187
Iberdrola SA	260,636	2,365,385
Mapfre SA	50,630	151,782
Repsol SA	85,453	1,448,958
Telefonica SA	185,098	1,541,690

		12,299,113

Sweden — 0.3%
Boliden AB	13,014	386,034
ICA Gruppen AB	4,451	160,823
Telia Co. AB	71,647	304,772

		851,629

Switzerland — 3.1%
Alcon Inc.(a)	14,338	825,666
Credit Suisse Group AG, Registered	111,018	1,481,693
Novartis AG, Registered	72,350	5,907,992
Swiss Life Holding AG, Registered	1,196	562,319
Swiss Re AG	12,441	1,197,217

		9,974,887

United Kingdom — 17.4%
3i Group PLC	39,919	557,093
Anglo American PLC	87,549	2,261,437
Aviva PLC	150,557	842,995
Babcock International Group PLC	24,215	165,731
Barclays PLC	1,377,484	2,950,070
Barratt Developments PLC	48,627	381,497
Berkeley Group Holdings PLC	5,472	267,937
BP PLC	470,041	3,425,379
British American Tobacco PLC	167,519	6,529,746
BT Group PLC	360,210	1,075,591
Coca-Cola European Partners PLC(a)	7,183	384,937
ConvaTec Group PLC(b)	34,452	62,228
easyJet PLC	7,227	109,619
Glencore PLC	647,351	2,568,468
HSBC Holdings PLC	584,273	5,081,218
Imperial Brands PLC	67,807	2,153,341
J Sainsbury PLC	354,293	1,027,670
John Wood Group PLC	17,298	106,100
Kingfisher PLC	87,567	301,488
Lloyds Banking Group PLC	3,370,658	2,749,425
Marks & Spencer Group PLC	37,374	139,298
Meggitt PLC	38,129	270,604
Melrose Industries PLC	131,943	347,799
Micro Focus International PLC	30,263	764,507
Pearson PLC	21,737	235,257
Persimmon PLC	10,286	299,833
Rio Tinto PLC	48,265	2,809,408
Royal Bank of Scotland Group PLC	249,009	777,791
Royal Dutch Shell PLC, Class A	133,969	4,278,893
Royal Dutch Shell PLC, Class B	106,280	3,414,612
Royal Mail PLC	84,468	278,375
Standard Chartered PLC	173,347	1,581,887
Taylor Wimpey PLC	129,321	305,821
Tesco PLC	660,361	2,150,477
Vodafone Group PLC	1,559,688	2,887,268
Wm Morrison Supermarkets PLC	405,078	1,140,125

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WPP PLC	51,406	$640,936

		55,324,861

Total Common Stocks — 97.9% (Cost: $315,405,030)		311,144,893

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,644	194,974
Porsche Automobil Holding SE, Preference Shares, NVS	13,914	964,298
Volkswagen AG, Preference Shares, NVS	13,650	2,371,734

		3,531,006

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	404,775	210,893

Total Preferred Stocks — 1.2% (Cost: $3,606,178)		3,741,899

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	189,636	189,636

Total Short-Term Investments — 0.0% (Cost: $189,636)		189,636

Total Investments in Securities — 99.1% (Cost: $319,200,844)		315,076,428

Other Assets, Less Liabilities — 0.9%		2,755,299

Net Assets — 100.0%		$317,831,727

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$17,462	(a)	$(303)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	58,936	130,700	189,636	189,636	2,002		—	—

				$189,636	$19,464		$(303)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Value Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$311,144,893	$—	$—	$311,144,893
Preferred Stocks	3,741,899	—	—	3,741,899
Money Market Funds	189,636	—	—	189,636

	$315,076,428	$—	$—	$315,076,428

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

5